MATERIAL ACCOUNTING POLICIES - Post-employment Benefits and Stock-based Compensation (Details)	12 Months Ended
Dec. 31, 2023 item
Post employment benefits
Contribution under supplemental plan (as a percent)	10.00%
Minimum number of years of service for retirement program	10 years
Minimum age limit to be eligible for retirement program (in years)	57 years
Stock-based Compensation
Contribution by directors (excluding non-executive directors), officers and employees under ISPP (as a percent)	10.00%
Contribution by company under ISPP to participants (as a percent)	50.00%
Mexico Plans
Post employment benefits
Minimum number of years of service for retirement program	15 years
Minimum age limit to be eligible for retirement program (in years)	60 years
Number of defined benefit retirement plans	3